Label	Element	Value
DSM Global Growth & Income Fund | Institutional Class
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	ck0000811030_SupplementTextBlock
DSM GLOBAL GROWTH & INCOME FUND

Institutional Class (DSMYX)

Supplement dated November 27, 2013 to

Summary Prospectus dated October 10, 2013

At a meeting of the Board of Trustees of Professionally Managed Portfolios (the “Board”) held on November 11-12, 2013, the Board approved the addition of a shareholder servicing fee for the DSM Global Growth & Income Fund (the “Fund”) in the amount of 0.10% of average daily net assets effective November 30, 2013.  Accordingly, the following revisions are hereby made to the Summary Prospectus.

The Fees and Expenses table on pages 1-2 of the Institutional Class Summary Prospectus is hereby replaced with the following:

Risk/Return [Heading]	rr_RiskReturnHeading	DSM Global Growth & Income Fund
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Redemption Fee (as a percentage of Amount Redeemed)	rr_RedemptionFeeOverRedemption	(1.00%)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investments)
Management Fees	rr_ManagementFeesOverAssets	0.90%
Other Expenses (includes shareholder servicing fee of 0.10%)	rr_OtherExpensesOverAssets	3.72%	[1]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	4.62%
Fee Waiver/Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(3.52%)	[2]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	1.10%
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	2015-10-31
Other Expenses, New Fund, Based on Estimates [Text]	rr_OtherExpensesNewFundBasedOnEstimates	Other expenses are based on estimated amounts for the current fiscal year.
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.  The Example assumes that you invest $10,000 in the Fund for the time periods indicated.  The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same (taking into account the Expense Cap only in the first year).

Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	Although your actual costs may be higher or lower, under these assumptions, your costs would be:
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 112
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	$ 1,076
Expense Example Closing [Text Block]	rr_ExpenseExampleClosingTextBlock	Please retain this Supplement with the Summary Prospectus.

[1]	Other expenses are based on estimated amounts for the current fiscal year.
[2]	DSM Capital Partners LLC (the "Advisor") has contractually agreed to reduce its fees and pay Fund expenses (excluding acquired fund fees and expenses, interest expense in connection with investment activities, taxes, dividends on short positions and extraordinary expenses) in order to limit the Fund's Total Annual Operating Expenses After Fee Waiver and/or Expense Reimbursement to 1.10% of the average daily net assets of the Institutional Class shares (the "Expense Cap") through at least October 31, 2015. To the extent that the Advisor waives its fees and absorbs expenses to satisfy this Expense Cap, it may seek repayment of a portion or all of such amounts at any time within three fiscal years after the fiscal year in which such amounts were waived or absorbed, subject to the Expense Cap.